UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York, New York             November 12, 2012

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $8,819


List of Other Included Managers:

      No.      Form 13F File Number        Name

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Alkermes PLC                        Shs            G01767105     716     34,521   Sh        Defined      04       34,521    0    0
Cooper Industries PLC               Shs            G24140108   1,554     20,700   Sh        Defined      04       20,700    0    0
Amerigroup Corp                     Com            03073T102     448      4,900   Sh        Defined      04        4,900    0    0
Ariba Inc                           Com            04033V203   1,253     27,965   Sh        Defined      04       27,965    0    0
Comcast Corp New                    Cl A Spl       20030N200     176      5,052   Sh        Defined      04        5,052    0    0
Enzon Pharmaceuticals Inc           Note           293904AE8     217    215,000   Prn       Defined      04      215,000    0    0
Facebook Inc                        Cl A           30303M102     535     24,700   Sh        Defined      04       24,700    0    0
Georgia Gulf Corp                   Com            373200302     720     19,871   Sh        Defined      04       19,871    0    0
Grifols S A                         Sp Adr         398438408     274     12,008   Sh        Defined      04       12,008    0    0
Hudson City Bancorp                 Com            443683107     230     29,000   Sh        Defined      04       29,000    0    0
Kenexa Corp                         Com            488879107     225      4,900   Sh        Defined      04        4,900    0    0
Medicis Pharmaceutical Corp         Cl A           584690309     138      3,200   Sh        Defined      04        3,200    0    0
Nexen Inc                           Com            65334H102   1,123     44,300   Sh        Defined      04       44,300    0    0
Proshares Short QQQ                 Pshs           74347R602     187      7,607   Sh        Defined      04        7,607    0    0
Robbins & Myers Inc                 Com            770196103     540      9,053   Sh        Defined      04        9,053    0    0
Sanofi                              Right          80105N113     259    154,116   Sh        Defined      04      154,116    0    0
TPC Group Inc                       Com            89236Y104     224      5,481   Sh        Defined      04        5,481    0    0